Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Labour costs
Wages, salaries and related taxes and benefits	$ (1,090)	$ (1,072)	$ (2,148)	$ (2,075)
Post-employment benefit plans service cost (net of capitalized amounts)	(63)	(64)	(136)	(114)
Other employee expense	(262)	(264)	(510)	(517)
Less:
Capitalized labour	288	268	543	513
Total labour costs	(1,127)	(1,132)	(2,251)	(2,193)
Cost of revenues	(1,720)	(1,678)	(3,430)	(3,305)
Other operating costs	(509)	(496)	(1,011)	(978)
Total operating costs	$ (3,356)	$ (3,306)	$ (6,692)	$ (6,476)